Angel Oak Mortgage Trust 2024-6 ABS-15G

Exhibit 99.29

Loan Level Exceptions
Run Date - XXX

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Resolved Exceptions	Acknowledged Exceptions
XXX	2024060114	Angel Oak XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
														COMMENT: The file include a evidence of a CU score of XXX. The file is missing a third party valuation product to support the appraisal value within XXX% tolerance
XXX	2024060113			Angel Oak XXX Flow DSCR	Securitized	3	1	3	1	1	1	1	1	*** (CURED) XXX Missing - EV R COMMENT: The XXX is missing from the loan file.
XXX	2024060121	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	3	3	2	1	2	*** (CURED) XXX: File does not contain all XXX Reports run - EV R
COMMENT:   1008 reflects XXX- Not in file

*** (CURED) Missing Documentation - EV R
COMMENT:   The 1008 in the file reflects an interest rate amount of XXX%; however, the Note has an interest rate of XXX%.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains the XXX (p.546) reflecting XXX  (ages 12 and 10); however, it does not cite the XXX and if the borrower is responsible for XXX.

*** (CURED) Mortgage history for primary residence less than XXX months - EV R
COMMENT: The loan file contains a written private party VOR from the seller (p.555); however, does not contain XXX-months canceled rent checks as required since the landlord is not a XXX and is the seller.	*** (WAIVED) Appraised value not supported. Form Type and CU Score - EV W
COMMENT:   The loan file is missing the secondary valuation to support the value within XXX% as required by lender guidelines

*** (WAIVED) Credit history insufficient/does not meet guidelines (ATR) - EV W
COMMENT:   Tradeline requirement has not been met.  Lender guidelines required XXX trade lines reporting for ≥ XXX months; or XXX trade lines reporting for ≥ XXX months with activity in the past XXX months.  The credit report contains only one acceptable tradeline.  The loan file contains an approved exception (p.1010) allowing for XXX tradelines for XXX-months with one being rent; however, the loan file does not contain XXX months canceled checks to support the second tradeline for the exception.  Exception received for XXX months accounts reporting.  The loan has XXX accounts, including rent for XXX months.  Compensating factors are listed as XXX% DTI vs XXX%, XXX months reserves vs XXX months required. and XXX% payment increase vs XXX% allowed.

XXX: Received approved exception allowing XXX tradeline; XXX account reporting.  Not using rent as a tradline.  Compensating factors noted are XXX% DTI, XXX% payment shock (program max XXX%), and XXX months reserves (XXX months required).

*** (WAIVED) Missing asset documentation (ATR) - EV W
COMMENT:   The borrower has not met the minimum contribution of XXX% ($XXX) of the sales price.  The borrower paid $XXX at closing and has sufficient verified reserves; however, the $XXX paid does not meet the minimum required contribution required for loans with gift funds.

															XXX: Received approved exception dated XXX allowing borrower contribution to be <XXX%. Compensating factors noted are DTI XXX%, XXX% payment shock (program max is XXX%), and XXX months reserves (XXX months required).
XXX	2024060120			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060112	Angel Oak XXX Flow Non-Qm	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
														COMMENT: Originator DTI XXX%. Loan Program XXX Months Bank Statements (Business). Originator uses Business Bank statements for qualifying is from XXX thru XXX. Auditor used the most recent bank statements from XXX thru XXX. Auditor income calculation $XXX. Originator income $XXX. Loan was initially approved as a XXX-month bank statements. However, loan file contains XXX Tax records for XXX. Per XXX XXX. Transcripts are not required. Auditor recalculated income using XXX years average. Income is declining from XXX to XXX. Income $XXX which does not support calculated bank statement income of $XXX. Audit DTI XXX%. Max allowed DTI XXX%.
XXX	2024060119			Angel Oak XXX Flow DSCR	Securitized	1	1	1	1	1	1	1	1
XXX	2024060118	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	3	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The loan file contains mortgage statements for the XXX owned by the borrowers and both mortgages reflect late fees due (p.408-409) with the due dates being XXX and XXX respectively.  The credit supplement reflects both mortgages as current with no late payments and with the same due dated.  There is no clarification of why the late payment charges are on the statements and if there were late payments in the prior XXX months that resulted in those late fees.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The XXX Statement is missing from the loan file. The defect can be cured by providing the XXX.

*** (CURED) Mortgage history for primary residence less than XXX months - EV R
														COMMENT: The XXX their departure residence and the loan file does not contain verification of timely housing payments. Lender guidelines require residential pay history for the prior XXX months. It is to be note, there are XXX months bank statements each showing a withdrawal of $XXX to XXX; however, it is unknown if this is the borrowers rent payments and there is only XXX months which does not meet the XXX month requirement.
XXX	2024060111			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060110	Angel Oak XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Property Issues indicated - EV R
														COMMENT: The guidelines XXX Property types, indicates XXX transactions with pending litigation are typically ineligible. Litigation may be acceptable if it is determined to be minor and immaterial. Details of the litigation must be submitted with the project review (located on pages 654-682) Personal Injury litigation. The solution to the problem must be deemed acceptable by XXX.
XXX	2024060117	Angel Oak XXX Flow DSCR	Securitized	3	2	2	3	1	2	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The loan file is missing an additional valuation to support the appraised value.	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   The guidelines allow a XXX% maximum LTV for XXX family homes. The loan closed at a XXX% LTV.

*** (WAIVED) Original CLTV does not meet eligibility requirement(s) - EV W
COMMENT:   The guidelines allow a XXX% maximum CLTV for XXX family homes. The loan closed at a XXX% CLTV.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
															COMMENT: The guidelines allow a XXX% maximum LTV/CLTV for XXX family homes. The loan closed at a XXX% LTV/CLTV.
XXX	2024060116	Angel Oak XXX Flow DSCR	Securitized	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Per applicable guidelines, page 7 section 2, states that The Appraisal Review Process requires a secondary appraisal product to support the appraisal value for the transaction. Acceptable review products include enhanced desk reviews, XXX, field reviews, XXX Collateral Underwriter (CU) with a score of ≤ XXX. The XXX  Collateral Underwriter  on page 680, reflects a CU Risk score of XXX. The loan file is missing the second valuation.

*** (CURED) Value Not Supported: XXX Confidence Score does not meet XXX requirement - EV R

														*** (CURED) Post-closing XXX does not support value at origination - EV R
XXX	2024060115	Angel Oak XXX Flow DSCR	Securitized	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
														COMMENT: Per guidelines, section 2.4, insurance coverage must equal the lessor of XXX% of the insurable value of improvements, or the unpaid principle balance of the mortgage. The loan amount is $XXX and the XXX reflects coverage in the amount of $XXX, which is a deficit of $XXX.
XXX	2024060109			Angel Oak XXX Flow Non-Qm	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
XXX	2024060653	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX. If disclosure was delivered electronically, the XXX is required as well.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
														COMMENT: The borrower owns XXX properties located at XXX, and XXX which the application indicates do not have mortgages attached to them. XXX does no appear on the fraud report and loan file is missing the XXX down verifying no lien is attached to the property and is missing the tax certificate. For the XXX the insurance certificate is missing.
XXX	2024060603	Angel Oak XXX Flow Non-QM	Securitized	3	2	3	1	3	1	1	2	*** (CURED) Missing Documentation - EV R
COMMENT:   XXX, XXX, XXX is a XXX purchased last year, per the borrower LOE p.413.  The Mortgage summary from XXX p.471 shows the next payment due is $XXX on XXX. This mortgage is not on the credit report p483 or the credit supplement p.423. Need verification of the monthly mortgage payment to include in the DTI.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the HOI and mortgage statement for the investment property at XXX to include in the DTI.

*** (CURED) TRID - XXX% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than XXX% test. Although the increase may be valid, because a XXX was not provided, auditor is unable to determine if the revised CD issued on XXX was disclosed within XXX business days of the change. Therefore, the increase to Recording Fees fees was not accepted.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), XXX, and copy of the refund. A cost to cure in the amount of $XXX is required.

*** (CURED) TRID - Zero tolerance violation - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points - Loan Discount Fee on disclosure dated XXX was not accepted. Although the change appears to be valid, because a XXX was not provided, auditor is unable to determine if the revised disclosure was provided within XXX business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), XXX, copy of the refund, and proof of delivery (mailing label).
XXX	2024060652	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	2	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The CD indicates the borrower had to bring $XXX to closing. The application indicates XXX accounts through unknown depositories with a combined balance of $XXX; however, the loan file contains bank statements for a XXX with the most recent statement dated XXX and a balance of $XXX. The borrower is short $XXX to meet closing costs and XXX months reserves for the subject property and XXX months reserves for the borrower’s second home for a total shortfall of $XXX.

*** (CURED) DTI > XXX% - EV R
COMMENT:   The audit DTI is XXX% which exceeds the program max of XXX%. The origination underwriter used rental income for the borrower’s second which violates the guidelines section 1.9. Additionally, the 1008 indicates that not all the debt indicated on the credit report was included in the ratio.

*** (CURED) Missing asset documentation (ATR) - EV R
														COMMENT: The CD indicates the borrower had to bring $XXX to closing. The application indicates XXX accounts through unknown depositories with a combined balance of $XXX; however, the loan file contains bank statements for a XXX with the most recent statement dated XXX and a balance of $XXX. The borrower is short $XXX to meet closing costs and XXX months reserves for the subject property and XXX months reserves for the borrower’s second home for a total shortfall of $XXX.
XXX	2024060651			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060650	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	1	1	2	1	1	*** (CURED) XXX do not meet guidelines - EV R
COMMENT:   The gift of $XXX is not properly documented as the file does not contain a copy of the XXX cancelled check to the closing agent or evidence of the XXX from the XXX to the closing agent.  The file does contain the XXX ability (p.10); however, the required transfer documents are not in the file.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1008/1003 reflects self-employed qualifying income of $XXX.  Origination income is not supported.   Audit income is $XXX resulting in a DTI of XXX% which exceeds guideline maximum of XXX%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   1008/1003 reflects self-employed qualifying income of $XXX.  Origination income is not supported.   Audit income is $XXX resulting in a DTI of XXX% which exceeds guideline maximum of XXX%.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The following large deposit into XXX has not been sourced:  $XXX.

*** (CURED) Title issue - EV R
COMMENT: The preliminary title supplemental report (p.1058) reflects the borrower as XXX; and it should be XXX	*** (WAIVED) Asset documentation does not meet guideline requirment - EV W
															COMMENT: The borrower has not contributed XXX% ($XXX) from his own funds as required by lender guideline 3.10. The XXX of $XXX was a gift and $XXX was also a gift. The borrower contributed only $XXX to close which does not meet the requirement. Additionally, the borrower’s funds are not seasoned for XXX days as a required. The file contains the XXX printout from XXX and the prior statement ending XXX. The loan file is missing the statement ending XXX to properly source the funds for XXX days as required.
XXX	2024060602	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	3	1	2	2	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Appraised value not supported. Form Type and CU Score (Lvl 3)
The Collateral Underwriter Risk Score is XXX, which is greater than the maximum of XXX. R&W not eligible. The XXX reflects and average value of $XXX, which is below the subject value by XXX% and the loan file does not contain any additional documentation to support the value.

*** (CURED) Completed "XXX" w/o XXX in File - EV R
COMMENT:   The subject appraised subject renovation completion for $XXX.  The loan file does not have a Completion Report confirming work was finished.  There is one Completion Report (p.563); however, states:  Notably the fencing, driveway, painting and XXX have not been completed.  The owner is awaiting planning/historic district permission to complete the exterior finishes.  For safety reasons, the subject XXX must be completed, and the front XXX requires installing railings for the house to be habitable.  The loan file does not contain evidence the house was completed.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The loan file contains only XXX months business bank statements.  The loan file is missing the XXX statement ending XXX.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The subject loan file contains builders risk coverage (p.107); however, does not contain a homeowners XXX as required by lender guidelines section 2.9.16.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
COMMENT:   A third party valuation supporting the value within XXX% tolerance was not located in the loan file.  The XXX received dated XXX does not support the appraised value.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT: The XXX reflects and average value of $XXX, which is below the subject value by XXX% and the loan file does not contain any additional documentation to support the value.	*** (WAIVED) Credit history insufficient/does not meet guidelines (ATR) - EV W
COMMENT:   The loan file contains the payoff statement (p.257) for the mortgage that was paid off (XXX) but does not contain the payment history or XXX to verify payments were made in a timely manner.

*** (WAIVED) Property listed for sale in past XXX months - EV W
															COMMENT: Per the appraisal, the borrower the subject sold on XXX XXX, once to the previous owner for $XXX and then to the borrower on XXX. The loan file contains the XXX from the purchase (p.647) dated XXX showing a loan amount of $XXX. The borrower owns the property for just under five months. Per lender guidelines section 12.2.1, The property must have been purchased (or acquired) by the borrower at least XXX months prior to the disbursement of the new mortgage. Cash-out transactions require a minimum of XXX months seasoning. As there is a mortgage that was paid off from the proceeds, the subject does not qualify as Delayed Financing.
XXX	2024060649	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	1	1	2	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title (p.598-622) reflects a policy amount of $XXX which is not sufficient for the loan amount of $XXX.

*** (CURED) DTI > XXX% - EV R
COMMENT:   1003 reflect self-employed qualifying income of $XXX with no other income; however, the 1008 reflects self-employed income of $XXX and rental income of the subject property of $XXX for total qualifying income of $XXX.  The subject is a purchase of a XXX; therefore, it is unknown what the rental income is.  Origination income is not supported. Audit income is $XXX resulting in a housing ratio of XXX% and DTI of XXX% which exceeds guideline maximum of XXX%.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1003 reflect self-employed qualifying income of $XXX with no other income; however, the 1008 reflects self-employed income of $XXX and rental income of the subject property of $XXX for total qualifying income of $XXX.  The subject is a purchase of a XXX; therefore, it is unknown what the rental income is.  Origination income is not supported. Audit income is $XXX resulting in a housing ratio of XXX% and DTI of XXX% which exceeds guideline maximum of XXX%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   1003 reflect self-employed qualifying income of $XXX with no other income; however, the 1008 reflects self-employed income of $XXX and rental income of the subject property of $XXX for total qualifying income of $XXX.  The subject is a purchase of a XXX; therefore, it is unknown what the rental income is.  Origination income is not supported. Audit income is $XXX resulting in a housing ratio of XXX% and DTI of XXX% which exceeds guideline maximum of XXX%.

*** (CURED) Housing (Front) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1003 reflect self-employed qualifying income of $XXX with no other income; however, the 1008 reflects self-employed income of $XXX and rental income of the subject property of $XXX for total qualifying income of $XXX.  The subject is a purchase of a XXX; therefore, it is unknown what the rental income is.  Origination income is not supported. Audit income is $XXX resulting in a housing ratio of XXX% and DTI of XXX% which exceeds guideline maximum of XXX%.

*** (CURED) Residual income does not meet guidelines - EV R
COMMENT: Residual income requirements of $XXX have not been met with an audit residual income of $XXX.	*** (WAIVED) Missing income documentation (ATR) - EV W
COMMENT:   The file is missing page 2 and page 4 of the XXX statement ending XXX and page 3 and page 5 of the XXX statement ending XXX and page 5 of the XXX statement ending XXX.

XXX:  Received approved exception dated XXX to allow income with missing page 5 of the XXX statement ending XXX. Compensating factors noted are payment shock XXX only increasing monthly payment XXX and greater than XXX years SE.

*** (WAIVED) Mortgage history for primary residence less than XXX months - EV W
															COMMENT: Lender guidelines require a housing payment history with XXX. The loan file contains XXX-months of rent payments; however, the three most recent months are documented with only a portion of one page of a bank statement that does not show it is the borrower’s account or the Institution name. The following months are not properly documented: XXX (p.224), XXX (p.221),XXX(p.222).
XXX	2024060648			Angel Oak XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R COMMENT: The file is missing the IRS SS4 OR W9 to document the XXX.
XXX	2024060647	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Title issue - EV R
														COMMENT: The preliminary title Schedule XXX states “We note deed from XXX recorded under Recording No.XXX. If said party is not the current spouse or domestic partner, the Company will require a new deed”. The loan file does not contain the cited Deed and does not have verification if this was resolved.
XXX	2024060646			Angel Oak XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The XXX reflects an insured amount of $XXX, which is less than the loan amount of $XXX.
XXX	2024060601	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	3	2	2	2	2	*** (CURED) Hazard Insurance - EV R
COMMENT:   The XXX lists Fair Rental Value under property coverage (p.850).  Although it does not reflect a limit, it states “XXX”.  It is unclear why there is Fair Rental Value coverage on a primary residence XXX.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The loan file is missing the source of funds for the following deposits into XXX:  $XXX.

*** (CURED) Title issue - EV R
COMMENT: Per the appraisal and title, the subject is Leasehold. The loan file contains the Assignment of the Leasehold interest (p.183) and does not contain the actual Leasehold agreement. Per the appraisal (p.638) the fee is included in the HOA fee; however, no documentation was provided to confirm.	*** (WAIVED) Missing TRID RESPA Disclosures - EV W
COMMENT:   The Service Provider List, issued on XXX, is inaccurate. The following is missing from the disclosure: provider information for Pest Inspection fee.  Per Regulation Z, if the creditor permits a consumer to shop for a settlement service, the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition, the document must state that the consumer may choose a different provider.  Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result, charged shoppable fees will be included in the XXX% tolerance bucket.

*** (WAIVED) Payment Shock exceeds guidelines - EV W
COMMENT:   Per 1008, non-borrowing spouse owns current primary; therefore, no current housing expense; however, prior mortgage history with XXX years XXX thru XXX.  Per matrix, rent free is allowed with additional XXX months reserves or XXX% minimum borrower contribution.  No major derogatory credit events.  This has not been met.  Although the borrower put a minimum of XXX% contribution, the borrower’s credit report reflects there was a mortgage modification (p.310).  Per lender guidelines section 5.14.4 this is treated similar to the seasoning of a Foreclosure which is XXX-month seasoning.  The credit report shows the mortgage was modified; however, does not show the date of the modification.  The mortgage was paid off XXX.  The file contains an approved exception allowing for the excessive payment shock with compensating factors of credit score and employment stability.

*** (WAIVED) Quality of Appraisal Report Unacceptable - EV W
															COMMENT: Both appraisals reflect the subject is not in a flood zone; however, the flood cert shows it is. Additionally, the first appraisal (p.632) shows the subject as XXX bedrooms and XXX bathrooms, while the second appraisal (p.681) shows XXX bedrooms, XXX bathrooms. This discrepancy was not addressed.
XXX	2024060645			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060644			Angel Oak XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The file did not contain a secondary valuation supporting the value used.
XXX	2024060643	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	1	3	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within negative XXX% variance.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX. If disclosure was delivered electronically, the XXX is required as well.
XXX	2024060642			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060641	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) DTI > XXX% - EV R
COMMENT:   The borrower is self-employed. The self-employed income was calculated with XXX months of XXX. The application and 1008 indicates the origination underwriter calculated a monthly of income of $XXX. The income calculation worksheet on pages 256 and 257 show a total of net deposits of $XXX resulting in average earnings over XXX months of $XXX per month. The CPA letter on page 254 of the loan file states the borrower owns XXX% of XXX. The origination underwriter did not factor in the borrower’s ownership interest by taking the net deposits by XXX%. Further per the guidelines a XXX% reduction in monthly earnings must be factored into account for the business expense ratio. When the borrower’s ownership interest and the business expense ratio are factored in the monthly income is $XXX. The origination underwriter calculated a DTI of XXX% whereas the audit DTI is XXX% which exceeds the program max of XXX%.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The borrower is self-employed. The self-employed income was calculated with XXX months of personal bank statements. The application and 1008 indicates the origination underwriter calculated a monthly of income of $XXX. The income calculation worksheet on pages 256 and 257 show a total of net deposits of $XXX resulting in average earnings over XXX months of $XXX per month. The CPA letter on page 254 of the loan file states the borrower owns XXX% of XXX. The origination underwriter did not factor in the borrower’s ownership interest by taking the net deposits by XXX%. Further per the guidelines a XXX% reduction in monthly earnings must be factored into account for the business expense ratio. When the borrower’s ownership interest and the business expense ratio are factored in the monthly income is $XXX. The origination underwriter calculated a DTI of XXX% whereas the audit DTI is XXX% which exceeds the program max of XXX%.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance certificate on page 421 indicates coverage of $XXX for the subject property. The coverage is less than the estimated rebuild costs reflected on the appraisal of $XXX; therefore, is insufficient.

*** (CURED) Residual income does not meet guidelines - EV R
														COMMENT: Per the XXX, a minimum of $XXX in residual income is required. The borrower has no residual income.
XXX	2024060640	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	1	1	2	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The preliminary title reflects a policy amount of $XXX which is insufficient for the loan amount of $XXX.	*** (WAIVED) Income documentation does not meet guidelines - EV W
COMMENT:   The business bank statements reflect XXX charges over the last XXX months (XXX in the last XXX months), and the loan file is missing the explanation for this.

															XXX: Received approved exception dated XXX to allow XXX charges as they appear to be mostly related to check mis-timing. Compensating factors noted are excellent credit score, very low DTI, lower LTV and $XXX residual income.
XXX	2024060639	Angel Oak XXX Flow DSCR	Client Reportable	3	2	3	1	1	2	1	1	*** (WAIVED) 4.18.2022: Finding Waiver Applied; Final Grade EV 2/B
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
															XXX mortgage history for XXX months.
XXX	2024060638	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Cash Out Amount Exceeds Guidelines - EV R
COMMENT:   Per lender guidelines, the maximum cash back is the greater of XXX% of the loan amount ($XXX) or $XXX.  The cash out on the final signed CD (p.55) of $XXX exceeds the max allowable of $XXX by $XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the required Business Questionnaire.

*** (CURED) Missing Documentation - EV R
														COMMENT: The loan paid off a second HELOC that is greater than XXX months old; however, the loan file is missing evidence there have been no more than $XXX in draws in the last XXX months. It is no longer an available credit line and in repayment only; however, it is unknown how long it has been this way.
XXX	2024060637	Angel Oak XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Months Reserves Requirement (Fail) - EV R
COMMENT:   The XXX is missing from loan file, could not determine sufficient funds for reserves without funds amount received at closing.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   The XXX is missing from loan file, could not determine sufficient funds for reserves without funds amount received at closing.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The XXX is missing from loan file.

*** (CURED) Missing required XXX - EV R
COMMENT:   The XXX is missing.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The mortgage is missing from the loan file.

*** (CURED) XXX incomplete / inaccurate - EV R
														COMMENT: The XXX is missing.
XXX	2024060636	Angel Oak XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than XXX months - EV R
														COMMENT: The guidelines section 5.4 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history.
XXX	2024060635			Angel Oak XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060634			Angel Oak XXX Flow Non-QM	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within XXX% variance.
XXX	2024060633			Angel Oak XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060632			Angel Oak XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) XXX Closing Statement missing or unsigned - EV R COMMENT: The loan file does not contain a HUD.
XXX	2024060631	Angel Oak XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) DSCR Is Not Eligible - EV R
COMMENT:   Per the investor cash flow matrix the minimum DSCR is XXX when the LTV is above XXX%.  The subject LTV is XXX% and the DSCR calculation based on the PITI $XXX / the  market rent of $XXX.

														XXX Resolved: Lender provided guidelines dated XXX DSCR< XXX Minimum FICO XXX Max LTV XXX%, Loan meets updated g/l.
XXX	2024060630	Angel Oak XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
														COMMENT: The guidelines section 2.2 required a secondary appraisal product to support the appraisal value for the transaction. Acceptable review products include enhanced desk reviews, field reviews, XXX with a score of ≤ XXX or FRE Loan Collateral with rep and warranty relief, and second full appraisals. The subject loan amount is $XXX and the file did not contain an acceptable secondary review product listed above.
XXX	2024060629			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060628			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060627			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060626	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	3	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The credit report (p.437) and fraud report (p.508) both reflect an alert on the borrower’s social security number.  The loan file does not address this with a Social Security validation.

*** (CURED) Property Issues indicated - EV R
														COMMENT: Per the XXX (p.735), the XXX is part of a current litigation. The loan file contains litigation documents reflecting the damages the plaintiff is seeking from the XXX is between $XXX for a slip and fall incident. Per lender guidelines section 2.9.3, Projects with pending or threatened litigation are typically ineligible. Litigation may be acceptable if it is determined to be minor and immaterial. Details of the litigation must be submitted with project review documentation to determine acceptability. The loan file does not contain evidence this was determined to be acceptable.
XXX	2024060625			Angel Oak XXX Flow DSCR	Client Reportable	3	2	3	1	1	2	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The file did not contain a secondary valuation supporting the value used.
XXX	2024060624			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060623	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	3	1	2	1	1	*** (CURED) Missing income documentation (ATR) - EV R
COMMENT: The loan file is missing page 1 and 2 of the XXX ending XXX. This is the page that shows the deposits for the month. Audit used the figures from the income worksheet for this month of $XXX deposits; however, without the statement pages, audit is unable to determine if there were any ineligible deposits.	*** (WAIVED) Residual income does not meet guidelines - EV W
															COMMENT: Residual income requirements of $XXX have not been met. Audit income of $XXX less total expenses of $XXX leaves residual income of $XXX. An exception was received for short residual income. Compensating factors were listed, credit score of XXX, DIT of XXX% with XXX years same business, XXX housing for last XXX months, and XXX% LTV.
XXX	2024060622	Angel Oak XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) DSCR Is Not Eligible - EV R
														COMMENT: The Matrix XXX in XXX Folder states a Min DSCR of XXX but allow NO DSCR Minimum when the credit score is XXX and the LTV is XXX% Max. The loan closed with a LTV of XXX%, the borrowers qualifying score is XXX and the DSCR is XXX using the market rent of $XXX ($XXX market rent/$XXX). DSCR XXX is not eligible.
XXX	2024060621	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	1	1	2	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The tax cert is missing from the loan file.

*** (CURED) XXX missing/required - EV R
COMMENT: The borrower is renting the departure residence located at XXX. The loan file is missing the verification of rent for the departure residence.	*** (WAIVED) Credit history does not meet guidelines - EV W
															COMMENT: The credit report reflects XXX student XXX through the XXX that are past due and have gone to collections. The total amount of money past due is $XXX. Per the XXX guidelines, No Collections/Charge offs/Judgments in last XXX months are allowed. An exception received dated XXX to allow for the collections of student loans that are past due and have gone to collection.
XXX	2024060620	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work does not indicate the insured amount of $XXX.

*** (CURED) Missing Documentation - EV R
														COMMENT: The subject transaction is the purchase of an investment property. The loan file is missing the purchase agreement.
XXX	2024060600	Angel Oak XXX Flow Non-Qm	Client Reportable	3	2	3	1	1	2	1	1	*** (WAIVED) Cash reserves less than required by guidelines - EV W
COMMENT:   ($XXX) Reserve shortage. Required XXX months PITIA $XXX. Verified $XXX. Auditor verified XXX reserves short XXX months reserves.
Exception approval date XXX. Assets Reserves per Guideline XXX months. Actual Reserves XXX months. Borrower is short XXX months reserves.
Compensation Factors: Qualifying Credit score XXX and Residual income of $XXX

*** (WAIVED) Credit history insufficient/does not meet guidelines (ATR) - EV W
COMMENT:   Per Guideline Residential pay history required XXX. Credit report indicates borrower was XXX last late in XXX.
Exception Approval dated XXX. Housing history requirements not met. Guideline XXX. Actual XXX. Borrower was last late in XXX. Since then has demonstrated good payment history. XXX would be XXX years since last late.
															Compensation Factors: Qualifying Credit Score is XXX and Residual income of $XXX
XXX	2024060619			Angel Oak XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060599	Angel Oak XXX Flow Non-Qm	Client Reportable	3	2	3	1	1	2	1	1	*** (CURED) Missing Documentation - EV R COMMENT: Loan file missing CPA letter confirming percentage of ownership. Minimum XXX% ownership required.	*** (WAIVED) Comp Factor: Low Orig CLTV - EV W
COMMENT:   XXX% CLTV exceeds maximum XXX% LTV/CLTV with XXX Waived. Exception Approval dated XXX for XXX% LTV Impounds Waived. With Compensating Factors. Qualifying Credit Score XXX, DTI XXX, Reserves $XXX., and Residual Income $XXX

*** (WAIVED) Comp Factor: Low Orig LTV - EV W
															COMMENT: XXX% LTV exceeds maximum XXX% LTV/CLTV with XXX Waived. Exception Approval dated XXX for XXX% LTV Impounds Waived. With Compensating Factors. Qualifying Credit Score XXX, DTI XXX, Reserves $XXX., and Residual Income $XXX
XXX	2024060598	Angel Oak XXX Flow Non-Qm	Client Reportable	3	1	3	1	3	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Insufficient Hazard Insurance Coverage amount. The loan amount $XXX, however, the property is insured at the replacement cost up to the XXX amount of $XXX. or Law limit (XXX% of Coverage A).

*** (CURED) TRID- Initial CD delivery date test fail - EV R
														COMMENT: The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX. If disclosure was delivered electronically, the XXX is required as well.
XXX	2024060618			Angel Oak XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060617	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Income documentation is incomplete - EV R
														COMMENT: Guidelines and the approval require the most recent paystub, last XXX years XXX and last XXX years tax returns for all borrowers with qualifying income. Only the paystubs were located in the file. Missing the XXX and tax returns from XXX and XXX for both borrowers.
XXX	2024060616	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: A revised disclosure was not provided to the consumer within XXX business days of the XXX date, XXX. Per regulation, when there is a XXX, the creditor must provide a revised disclosure within XXX business days.
XXX	2024060615	Angel Oak XXXFlow Non-QM	Client Reportable	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains XXX months business bank statement to calculate the borrower's self-employed income. The income calculation worksheet on page 330 confirms that XXX months were used to calculate the monthly income; however, the is missing the updated approval on page 681 indicates the loan was approved with XXX months of business bank statements not XXX. The loan file is missing the updated approval.

*** (CURED) TRID - XXX - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within XXX-business days: Appraisal Fee. The change occurred on XXX; however, the disclosure was not issued until XXX.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within XXX-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), XXX, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
														COMMENT: The departure residence located at XXX has a mortgage attached to it through Primary Residential XXX with a monthly payment of $XXX as indicated on the credit report. The loan file is missing the mortgage statement verifying whether or not the XXX are collected and are included in the monthly payment reflected on the credit report. If not collected, then the loan file is missing the XXX cert and XXX for the property.
XXX	2024060614	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Quality of Appraisal Report Unacceptable - EV R
														COMMENT: The appraisal indicates the subject is in a XXX. The Flood Cert on page 243 indicates the subject is not in a XXX. The updated appraisal with the correct information is missing.
XXX	2024060613	Angel Oak XXX Flow Non-QM	Client Reportable	3	2	3	1	1	2	1	1	*** (WAIVED) Cash reserves less than required by guidelines - EV W
															COMMENT: Angel Oak Guidelines dated XXX p. XXX requires XXX months reserves for the subject transaction. The borrower verified $XXX available for reserves but $XXX were required. The borrower is short $XXX in verified assets for the XXX months guideline requirement.
XXX	2024060612			Angel Oak XXX Flow DSCR	Securitized	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation product to support the appraisal value within XXX% tolerance
XXX	2024060611			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060597			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060610	Angel Oak XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Title evidence - EV R
														COMMENT: The loan file was missing a Title Commitment to issue the XXX. The Commitment at page 568 was for an Owner's XXX. The XXX was not in the loan file to confirm sufficient Title insurance coverage.
XXX	2024060596	Angel Oak XXX Flow Non-QM	Securitized	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than XXX months - EV R
														COMMENT: The borrowers LOE p.256 for how the prior XXX months of rent payment were made states the XXX rent payment was made from his business account with XXX. The XXX does not show a rent payment being made. Per the final 1003 p.202, the borrower has rented his current primary residence at XXX for XXX years for $XXX. The Angel Oak Guidelines Section 5.14.3 for XXX requires a housing history within the last XXX months. The file contains XXX months of rent payment proof covering XXX on pages 286 to 290, 30, 245, 250, 253, 262, and 268. There is no evidence of documentation for the XXX month, XXX in the loan file.
XXX	2024060595			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060608			Angel Oak XXX Flow Non-QM	Securitized	1	1	1	1	1	1	1	1
XXX	2024060607			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060606	Angel Oak XXX Flow DSCR	Client Reportable	3	2	3	3	1	2	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: Per guidelines, section 2.2, a secondary appraisal product is required if the XXX (CU) score is greater than 2.5. The Collateral Underwriter Risk Score (page 421) is 3.5. The appraisal, page 389, valued the subject property at $XXX. The file did not include a secondary appraisal.	*** (WAIVED) DSCR Is Not Eligible - EV W
															COMMENT: Per guidelines, the minimum DSCR is XXX is the LTV is over XXX%. The DSCR of XXX is calculated using market rent of $XXX (per the appraisal) and monthly PITIA of $XXX. The LTV of XXX% LTV is calculated using the lesser of the purchase price of $XXX and loan amount of $XXX.
XXX	2024060605	Angel Oak XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: Per guidelines, section 6.2.1, a lease is required for refinance transactions under the XXX. The appraisal (page 429) reflects that the subject property is XXX. The loan file did not contain a lease for the subject property. The appraiser did not provide the dates of the lease.
XXX	2024060593			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060592	Angel Oak May 2022 Flow Non-QM	Client Reportable	3	2	3	3	3	1	1	2	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The loan file is missing Third Party Valuation to support appraisal value within 10%.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT: The Note is missing. The defect can be resolved by providing the executed missing document.	*** (WAIVED) TRID CD at consummation - EV W
															COMMENT: The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XXX and received by the consumer on XXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.
XXX	2024060604	Angel Oak XXX Flow DSCR	Client Reportable	2	2	2	1	1	2	1	1	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX%. The subject loan closed with an XXX% LTV/CLTV and a DSCR of XXX%.

*** (WAIVED) DSCR Is Not Eligible - EV W
COMMENT:   The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX%. The subject loan closed with an XXX% LTV/CLTV and a DSCR of XXX%.

*** (WAIVED) Original CLTV does not meet eligibility requirement(s) - EV W
COMMENT:   The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX%. The subject loan closed with an XXX% LTV/CLTV and a DSCR of XXX%.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
															COMMENT: The XXX Matrix lists no DSCR Minimum with a FICO of XXX and a maximum LTV of XXX%. The subject loan closed with an XXX% LTV/CLTV and a DSCR of XXX%.
XXX	2024060591	Angel Oak XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   XXX- Updated XXX provided, however the confidence score of XXX and value of $XXX does not support a value range within XXX%, current range XXX%
The file did not include a third party review to support the appraised value of $XXX.

*** (CURED) Value Not Supported: XXX Confidence Score does not meet XXX requirement - EV R

														*** (CURED) Post-closing XXX does not support value at origination - EV R
XXX	2024060590			Angel Oak XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060589	Angel Oak XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: The appraisal p.578 has comments that the XXX has been partially removed and p.588 has a photo of the XXX with flooring removed and the concrete exposed. Angel Oak Guidelines Section 2.9.7 for Deferred Maintenance says deferred items may be left “as is” if the aggregate cost to cure the deficiency does not exceed $XXX and or impact the safety or habitability of the property. The appraisal photo says Cost to Cure; however, there is no Cost to Cure amount noted in the appraisal.
XXX	2024060588			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060587			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060586			Angel Oak XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060585			Angel Oak XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060609			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024060594			Angel Oak XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1